LONG-TERM DEBT, NET (SCF Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands						12 Months Ended
	Apr. 08, 2024	Nov. 09, 2023	May 20, 2021	Jan. 14, 2021	Jul. 15, 2020	Dec. 31, 2024	Dec. 31, 2023	Apr. 24, 2024	Nov. 28, 2023
Long-term Debt [Line Items]
Total long-term debt						$ 2,171,751	$ 2,347,128
Non current portion of long-term debt						2,141,750	2,335,173
SCF Senior Notes [Member]
Long-term Debt [Line Items]
Net assets restricted from distribution						657,000
SCF Senior Notes [Member] | Two Thousand And Twenty Five SCF Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt						221,622
Loss on extinguishment of debt						1,000
Gain on extinguishment of debt							1,611
Non current portion of long-term debt						199,772
Debt Instrument, Repurchased Face Amount						$ 75,349	$ 3,000
SCF Senior Notes [Member] | Two Thousand And Twenty Five SCF Senior Notes [Member] | 2023 Tender Offer [Member]
Long-term Debt [Line Items]
Maturity date		Dec. 08, 2023
Debt Instrument, Repurchased Face Amount									$ 100,000
Debt Instrument, Maturity Date		Dec. 08, 2023
Tender offer amount accepted for purchase, maximum		$ 75,000							$ 100,000
SCF Senior Notes [Member] | Two Thousand And Twenty Five SCF Senior Notes [Member] | 2024 Tender Offer [Member]
Long-term Debt [Line Items]
Maturity date	May 06, 2024
Debt Instrument, Repurchased Face Amount								$ 100,029
Debt Instrument, Maturity Date	May 06, 2024
Tender offer amount accepted for purchase, maximum	$ 100,000							$ 100,029
2025 & 2028 SCF Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt					$ 1,000,000
Two Thousand And Twenty Five SCF Senior Notes [Member]
Long-term Debt [Line Items]
Purchase price as percentage of principal					100.00%
Two Thousand And Twenty Five SCF Senior Notes [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Total long-term debt					$ 500,000
Maturity date						Jul. 15, 2025
Interest rate per annum					6.00%
Debt Instrument, Maturity Date						Jul. 15, 2025
SCF 6.500% Senior Notes, due 2028 [Member]
Long-term Debt [Line Items]
Purchase price as percentage of principal					100.00%
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Total long-term debt					$ 500,000
Maturity date						Jan. 15, 2028
Interest rate per annum					6.50%
Debt Instrument, Maturity Date						Jan. 15, 2028
SCF 5.000% Senior Notes, due 2029 [Member] | Initial 2029 SCF Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt				$ 750,000
Purchase price as percentage of principal				100.00%
Maturity date						Jan. 15, 2029
Interest rate per annum				5.00%
Debt Instrument, Maturity Date						Jan. 15, 2029
SCF 5.000% Senior Notes, due 2029 [Member] | Additional 2029 SCF Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt			$ 350,000
Purchase price as percentage of principal			101.50%
Maturity date						Jan. 15, 2029
Interest rate per annum			5.00%
Debt Instrument, Maturity Date						Jan. 15, 2029